Consolidated Statements of Income - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OPERATING INCOME
Interest income and inflation	$ 4,086,656	$ 2,904,520	$ 2,215,980
Interest expense and inflation	(2,516,544)	(1,109,746)	(638,479)
Net interest income	1,570,112	1,794,774	1,577,501
Fee and commission income	729,063	595,181	467,509
Fee and commission expense	(321,794)	(245,853)	(183,884)
Net fee and commission income	407,269	349,328	283,625
NET OPERATING INCOME BEFORE INCOME TAX	901,106	1,074,092	695,263
Income tax expense	(93,624)	(221,664)	(142,533)
Result of continuing operations	807,482	852,428	552,730
Result of discontinued operations
NET INCOME FOR THE YEAR	807,482	852,428	552,730
Attributable to:
Shareholders of the Bank	792,276	842,467	547,614
Non-controlling interest	$ 15,206	$ 9,961	$ 5,116
Earnings per share from continued operations attributable to shareholders of the Bank:
Basic earnings (in Pesos per share)	$ 4.204	$ 4.471	$ 2.906
Diluted earnings (in Pesos per share)	4.204	4.471	2.906
Earnings per share attributable to shareholders of the Bank:
Basic earnings (in Pesos per share)	4.204	4.471	2.906
Diluted earnings (in Pesos per share)	$ 4.204	$ 4.471	$ 2.906
Net income/(expense) from financial assets and liabilities for trading	$ 78,191	$ (28,602)	$ 43,246
Net income from derecognising financial assets and liabilities at amortised cost and financial assets at fair value through other comprehensive income	(1,628)	22,199	47,554
Net income from exchange, adjustment and hedge accounting of foreign exchange	140,615	125,431	58,997
Net income from financial operations	217,178	119,028	149,797
Income from investments in associates and other companies	10,310	(475)	1,388
Net income from non-current assets and groups available for sale not admissible as discontinued operations	8,518	2,297	2,326
Other operating income	5,539	1,662	861
TOTAL OPERATING INCOME	2,218,926	2,266,614	2,015,498
Personnel salaries and expenses	(414,808)	(397,675)	(408,670)
Administrative expenses	(310,219)	(280,134)	(250,450)
Depreciation and amortisation	(129,993)	(122,055)	(109,426)
Impairment of property, plant, and equipment			(638)
Other operating expenses	(106,306)	(101,430)	(73,290)
TOTAL OPERATING EXPENSES	(961,326)	(901,294)	(842,474)
NET OPERATING INCOME BEFORE CREDIT LOSSES	1,257,600	1,365,320	1,173,024
Provisions for loan losses for interbank loans and account receivable from customers	(441,396)	(355,638)	(546,873)
Provisions for loan losses for contingent loans and others	(5,189)	(12,254)	(4,503)
Recovery of loans previously charged-off	90,577	76,999	74,926
Provision for loan losses for other financial assets at amortised cost and financial assets at fair value through OCI	(486)	(335)	(1,311)
Provision for loan losses	$ (356,494)	$ (291,228)	$ (477,761)